17. Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2012
Earnings Loss Per Share
Earnings (loss) Per Share

The following shares were excluded from the calculation of diluted net income (loss) per share as they were anti-dilutive shares as of December 31, 2010, 2011 and 2012, respectively:

	Years ended December 31,
	2010	2011	2012
Stock options and warrants	567,487	592,312	440,075
Issuable shares from Convertible notes	52,631	-	-
Total anti-dilutive shares	620,118	592,312	440,075

The following table is a reconciliation of the numerators and denominators used in the calculation of basic and diluted earnings (loss) per share and the weighted-average ordinary shares outstanding for the years ended December 31, 2010, 2011 and 2012:

	Chinese Yuan (Renminbi)			U.S. Dollars
	For the Years Ended December 31,			For the
				Year Ended
				December 31,
	2010	2011	2012	2012
Net loss	¥(17,323,421)	¥(18,830,869)	¥(4,509,616)	$(723,843)
Net loss from continuing operations	(17,386,892)	(24,440,221)	(4,509,616)	(723,843)
Gain from discontinued operations	63,471	5,609,352	-	-
Basic weighted-average ordinary shares outstanding	3,822,386	4,130,221	4,213,318	4,213,318
Effect of dilutive securities:
Stock options and warrants	9,417	-	-	-
Diluted weighted-average ordinary shares outstanding	3,831,803	4,130,221	4,213,318	4,213,318
Basic earnings (loss) per share	¥(4.53)	¥(4.56)	¥(1.07)	$(0.18)
- Continuing operations	(4.55)	(5.92)	(1.07)	(0.18)
- Discontinued operations	0.02	1.36	-	-
Diluted earnings (loss) per share	¥(4.53)	¥(4.56)	¥(1.07)	$(0.18)
- Continuing operations	(4.55)	(5.92)	(1.07)	(0.18)
- Discontinued operations	0.02	1.36	-	-